Schedule of Investments TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc.*	1,031	$672,398
Boeing Co.*	10,796	1,905,710
General Dynamics Corp.	3,567	916,648
General Electric Co.	15,645	3,184,853
HEICO Corp.	611	145,992
HEICO Corp., Class A	1,113	211,837
Howmet Aerospace, Inc.	5,879	744,164
L3Harris Technologies, Inc.	2,730	578,787
Lockheed Martin Corp.	3,040	1,407,368
Northrop Grumman Corp.	2,111	1,028,627
RTX Corp.	19,182	2,473,519
Textron, Inc.	2,751	210,479
TransDigm Group, Inc.	809	1,094,852
		14,575,234
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,028	230,340
FedEx Corp.	3,245	859,503
United Parcel Service, Inc., Class B	10,544	1,204,442
		2,294,285
Automobile Components - 0.0%†
Aptiv plc*	3,477	217,034
Automobiles - 2.3%
Ford Motor Co.	56,791	572,453
General Motors Co.	15,883	785,573
Tesla, Inc.*	40,376	16,336,130
		17,694,156
Banks - 3.5%
Bank of America Corp.	96,398	4,463,227
Citigroup, Inc.	27,312	2,224,016
Citizens Financial Group, Inc.	6,554	311,774
Fifth Third Bancorp	9,816	434,947
First Citizens BancShares, Inc., Class A	154	339,522
Huntington Bancshares, Inc.	20,865	358,878
JPMorgan Chase & Co.	40,661	10,868,686
M&T Bank Corp.	2,395	481,970
PNC Financial Services Group, Inc. (The)	5,748	1,155,061
Regions Financial Corp.	13,257	326,652
Truist Financial Corp.	19,258	917,066
US Bancorp	22,465	1,073,378
Wells Fargo & Co.	48,134	3,792,959
		26,748,136
Investments	Shares	Value
Beverages - 1.1%
Brown-Forman Corp., Class B	4,305	$142,108
Coca-Cola Co.	56,487	3,585,794
Constellation Brands, Inc., Class A	2,342	423,434
Keurig Dr Pepper, Inc.	15,709	504,259
Monster Beverage Corp.*	10,165	495,137
PepsiCo, Inc.	19,878	2,995,416
		8,146,148
Biotechnology - 1.7%
AbbVie, Inc.	25,524	4,693,864
Alnylam Pharmaceuticals, Inc.*	1,863	505,451
Amgen, Inc.	7,772	2,218,284
Biogen, Inc.*	2,095	301,533
BioMarin Pharmaceutical, Inc.*	2,720	172,339
Gilead Sciences, Inc.	18,011	1,750,669
Incyte Corp.*	2,367	175,537
Moderna, Inc.*	4,848	191,108
Natera, Inc.*	1,766	312,441
Regeneron Pharmaceuticals, Inc.*	1,528	1,028,313
Vertex Pharmaceuticals, Inc.*	3,722	1,718,373
		13,067,912
Broadline Retail - 4.7%
Amazon.com, Inc.*	137,274	32,627,284
Coupang, Inc., Class A*	17,321	407,217
eBay, Inc.	6,919	466,894
MercadoLibre, Inc.*	705	1,355,144
		34,856,539
Building Products - 0.5%
Builders FirstSource, Inc.*	1,655	276,848
Carlisle Cos, Inc.	669	260,549
Carrier Global Corp.	12,126	792,798
Johnson Controls International plc	9,658	753,324
Lennox International, Inc.	460	272,513
Masco Corp.	3,182	252,269
Trane Technologies plc	3,258	1,181,840
		3,790,141
Capital Markets - 3.4%
Ameriprise Financial, Inc.	1,401	761,247
Ares Management Corp., Class A	2,675	530,239
Bank of New York Mellon Corp. (The)	10,487	901,148
Blackrock, Inc.	2,007	2,158,529
Blackstone, Inc.	10,436	1,848,320
Carlyle Group, Inc. (The)	3,122	175,332
Charles Schwab Corp. (The)	20,747	1,716,192
CME Group, Inc., Class A	5,199	1,229,667
Coinbase Global, Inc., Class A*	2,924	851,849

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
FactSet Research Systems, Inc.	549	$260,451
Goldman Sachs Group, Inc. (The)	4,538	2,906,136
Interactive Brokers Group, Inc., Class A	1,538	334,423
Intercontinental Exchange, Inc.	8,267	1,321,315
KKR & Co., Inc.	9,584	1,601,199
LPL Financial Holdings, Inc.	1,078	395,507
Moody’s Corp.	2,267	1,132,230
Morgan Stanley	17,982	2,489,248
MSCI, Inc., Class A	1,143	682,108
Nasdaq, Inc.	5,594	460,610
Northern Trust Corp.	2,860	321,149
Raymond James Financial, Inc.	2,659	447,988
Robinhood Markets, Inc., Class A*	7,414	385,157
S&P Global, Inc.	4,486	2,339,045
State Street Corp.	4,227	429,548
T Rowe Price Group, Inc.	3,210	375,313
		26,053,950
Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,213	1,077,190
CF Industries Holdings, Inc.	2,501	230,617
Corteva, Inc.	10,068	657,138
Dow, Inc.	10,134	395,733
DuPont de Nemours, Inc.	6,039	463,795
Ecolab, Inc.	3,672	918,698
International Flavors & Fragrances, Inc.	3,694	321,710
Linde plc	6,871	3,065,291
LyondellBasell Industries NV, Class A	3,738	282,967
PPG Industries, Inc.	3,407	393,100
Sherwin-Williams Co.	3,361	1,203,776
Westlake Corp.	490	55,992
		9,066,007
Commercial Services & Supplies - 0.5%
Cintas Corp.	5,005	1,003,853
Copart, Inc.*	12,619	731,019
Republic Services, Inc., Class A	2,961	642,152
Rollins, Inc.	4,256	210,672
Veralto Corp.	3,415	353,077
Waste Management, Inc.	5,311	1,169,800
		4,110,573
Communications Equipment - 0.8%
Arista Networks, Inc.*	14,831	1,708,976
Cisco Systems, Inc. (Delaware)	57,455	3,481,773
Motorola Solutions, Inc.	2,398	1,125,262
		6,316,011
Investments	Shares	Value
Construction & Engineering - 0.1%
EMCOR Group, Inc.	681	$305,129
Quanta Services, Inc.	2,105	647,519
		952,648
Construction Materials - 0.3%
CRH plc	9,819	972,376
Martin Marietta Materials, Inc.	893	485,899
Vulcan Materials Co.	1,920	526,368
		1,984,643
Consumer Finance - 0.6%
American Express Co.	7,985	2,534,839
Capital One Financial Corp.	5,497	1,119,794
Discover Financial Services	3,613	726,538
Synchrony Financial	5,627	388,150
		4,769,321
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	6,406	6,277,112
Dollar General Corp.	3,169	225,189
Dollar Tree, Inc.*	2,981	218,656
Kroger Co.	9,771	602,284
Sysco Corp.	7,191	524,368
Target Corp.	6,667	919,446
Walmart, Inc.	62,680	6,152,669
		14,919,724
Containers & Packaging - 0.2%
Amcor plc	20,870	202,856
Avery Dennison Corp.	1,158	215,075
Ball Corp.	4,307	239,900
International Paper Co.	7,525	418,617
Packaging Corp. of America	1,287	273,693
Smurfit WestRock plc	7,220	383,310
		1,733,451
Distributors - 0.1%
Genuine Parts Co.	2,024	235,290
Pool Corp.	546	187,961
		423,251
Diversified REITs - 0.0%†
WP Carey, Inc.	3,132	175,110
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	103,736	2,461,656
Verizon Communications, Inc.	60,783	2,394,242
		4,855,898

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
Electric Utilities - 1.4%
American Electric Power Co., Inc.	7,694	$756,782
Constellation Energy Corp.	4,513	1,353,810
Duke Energy Corp.	11,146	1,248,241
Edison International	5,545	299,430
Entergy Corp.	6,091	493,858
Evergy, Inc.	3,320	213,044
Eversource Energy	5,162	297,744
Exelon Corp.	14,399	575,960
FirstEnergy Corp.	7,342	292,212
NextEra Energy, Inc.	29,627	2,120,107
NRG Energy, Inc.	3,010	308,344
PG&E Corp.	31,658	495,448
PPL Corp.	10,651	357,874
Southern Co.	15,764	1,323,388
Xcel Energy, Inc.	8,305	558,096
		10,694,338
Electrical Equipment - 0.8%
AMETEK, Inc.	3,329	614,400
Eaton Corp. plc	5,714	1,865,279
Emerson Electric Co.	8,231	1,069,618
GE Vernova, Inc.	3,962	1,477,351
Hubbell, Inc., Class B	773	326,987
Rockwell Automation, Inc.	1,658	461,637
Vertiv Holdings Co., Class A	5,223	611,195
		6,426,467
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	17,414	1,232,562
CDW Corp.	1,937	385,734
Corning, Inc.	11,169	581,682
Jabil, Inc.	1,588	257,907
Keysight Technologies, Inc.*	2,514	448,372
TE Connectivity plc	4,332	641,006
Teledyne Technologies, Inc.*	678	346,682
Trimble, Inc.*	3,524	264,159
Zebra Technologies Corp., Class A*	739	289,644
		4,447,748
Energy Equipment & Services - 0.2%
Baker Hughes Co., Class A	14,296	660,189
Halliburton Co.	12,789	332,770
Schlumberger NV	20,390	821,309
		1,814,268
Investments	Shares	Value
Entertainment - 1.5%
Electronic Arts, Inc.	3,437	$422,442
Liberty Media Corp.-Liberty Formula One, Class A*	326	28,695
Liberty Media Corp.-Liberty Formula One, Class C*	3,036	290,545
Live Nation Entertainment, Inc.*	2,142	309,905
Netflix, Inc.*	6,180	6,036,376
ROBLOX Corp., Class A*	7,900	561,453
Take-Two Interactive Software, Inc.*	2,355	436,876
Walt Disney Co.	26,251	2,967,937
Warner Bros Discovery, Inc.*	32,274	336,941
		11,391,170
Financial Services - 4.4%
Apollo Global Management, Inc.	5,744	982,109
Berkshire Hathaway, Inc., Class B*	26,032	12,200,416
Block, Inc., Class A*	7,991	725,743
Corebridge Financial, Inc.	3,381	114,143
Corpay, Inc.*	974	370,597
Fidelity National Information Services, Inc.	7,778	633,674
Fiserv, Inc.*	8,169	1,764,831
Global Payments, Inc.	3,662	413,257
Mastercard, Inc., Class A	11,772	6,538,522
PayPal Holdings, Inc.*	14,479	1,282,550
Visa, Inc., Class A	25,054	8,563,457
		33,589,299
Food Products - 0.6%
Archer-Daniels-Midland Co.	6,888	352,872
Bunge Global S.A.	2,043	155,534
Conagra Brands, Inc.	6,911	178,926
General Mills, Inc.	8,059	484,668
Hershey Co.	2,131	318,052
Hormel Foods Corp.	4,197	125,826
J M Smucker Co.	1,535	164,076
Kellanova	3,810	311,391
Kraft Heinz Co.	12,737	380,072
McCormick & Co., Inc.	3,636	280,808
Mondelez International, Inc., Class A	19,397	1,124,833
The Campbell’s Co.	2,873	111,386
Tyson Foods, Inc., Class A	4,058	229,236
		4,217,680
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,241	319,365

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
Ground Transportation - 0.9%
CSX Corp.	27,888	$916,679
JB Hunt Transport Services, Inc.	1,203	205,978
Norfolk Southern Corp.	3,269	834,576
Old Dominion Freight Line, Inc.	2,689	499,105
Uber Technologies, Inc.*	30,377	2,030,702
Union Pacific Corp.	8,754	2,169,153
		6,656,193
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	25,073	3,207,588
Align Technology, Inc.*	1,081	236,858
Baxter International, Inc.	7,337	238,893
Becton Dickinson & Co.	4,200	1,039,920
Boston Scientific Corp.*	21,289	2,179,142
Cooper Cos, Inc. (The)*	2,861	276,230
Dexcom, Inc.*	5,736	498,057
Edwards Lifesciences Corp.*	8,700	630,315
GE HealthCare Technologies, Inc.	5,675	501,103
Hologic, Inc.*	3,371	243,184
IDEXX Laboratories, Inc.*	1,191	502,662
Insulet Corp.*	1,008	280,607
Intuitive Surgical, Inc.*	5,124	2,930,313
Medtronic plc	18,543	1,684,075
ResMed, Inc.	2,124	501,646
STERIS plc	1,426	314,647
Stryker Corp.	5,200	2,034,708
Zimmer Biomet Holdings, Inc.	2,876	314,864
		17,614,812
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	3,516	434,789
Cencora, Inc.	2,467	627,136
Centene Corp.*	7,276	465,882
Cigna Group (The)	4,030	1,185,666
CVS Health Corp.	18,127	1,023,813
Elevance Health, Inc.	3,353	1,326,782
HCA Healthcare, Inc.	2,648	873,602
Humana, Inc.	1,738	509,634
Labcorp Holdings, Inc.	1,227	306,505
McKesson Corp.	1,836	1,091,961
Molina Healthcare, Inc.*	834	258,882
Quest Diagnostics, Inc.	1,602	261,286
UnitedHealth Group, Inc.	13,293	7,211,319
		15,577,257
Investments	Shares	Value
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	2,249	$218,940
Ventas, Inc.	6,062	366,266
Welltower, Inc.	9,002	1,228,593
		1,813,799
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,136	498,243
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	6,154	807,220
Booking Holdings, Inc.	478	2,264,554
Carnival Corp.*	14,884	411,840
Chipotle Mexican Grill, Inc., Class A*	19,565	1,141,618
Darden Restaurants, Inc.	1,740	339,718
Domino’s Pizza, Inc.	503	225,907
DoorDash, Inc., Class A*	5,151	972,663
DraftKings, Inc., Class A*	6,881	288,658
Expedia Group, Inc.*	1,828	312,497
Flutter Entertainment plc*	2,299	613,764
Hilton Worldwide Holdings, Inc.	3,454	884,466
Las Vegas Sands Corp.	5,478	251,057
Marriott International, Inc., Class A	3,349	973,186
McDonald’s Corp.	10,360	2,990,931
Royal Caribbean Cruises Ltd.	3,564	950,162
Starbucks Corp.	16,413	1,767,352
Yum! Brands, Inc.	4,050	528,525
		15,724,118
Household Durables - 0.3%
DR Horton, Inc.	4,302	610,453
Garmin Ltd.	2,219	478,971
Lennar Corp., Class A	3,411	447,660
Lennar Corp., Class B	146	18,365
NVR, Inc.*	43	344,696
PulteGroup, Inc.	2,960	336,789
		2,236,934
Household Products - 1.1%
Church & Dwight Co., Inc.	3,563	375,968
Clorox Co.	1,792	284,355
Colgate-Palmolive Co.	11,809	1,023,840
Kimberly-Clark Corp.	4,812	625,416
Procter & Gamble Co.	34,048	5,651,627
		7,961,206
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	4,882	820,322

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
Industrial Conglomerates - 0.4%
3M Co.	7,871	$1,197,966
Honeywell International, Inc.	9,416	2,106,548
		3,304,514
Industrial REITs - 0.2%
Prologis, Inc.	13,359	1,593,061
Insurance - 2.0%
Aflac, Inc.	7,294	783,230
Allstate Corp. (The)	3,824	735,470
American International Group, Inc.	9,000	662,940
Aon plc, Class A	3,135	1,162,521
Arch Capital Group Ltd.	5,386	501,275
Arthur J Gallagher & Co.	3,579	1,080,214
Brown & Brown, Inc.	3,535	369,973
Chubb Ltd.	5,431	1,476,580
Cincinnati Financial Corp.	2,240	306,992
Erie Indemnity Co., Class A	364	146,674
Everest Group Ltd.	626	217,541
Hartford Financial Services Group, Inc. (The)	4,172	465,387
Loews Corp.	2,684	229,348
Markel Group, Inc.*	184	336,496
Marsh & McLennan Cos, Inc.	7,127	1,545,704
MetLife, Inc.	8,399	726,597
Principal Financial Group, Inc.	3,372	278,021
Progressive Corp. (The)	8,447	2,081,678
Prudential Financial, Inc.	5,142	620,948
Travelers Cos, Inc. (The)	3,296	808,113
W R Berkley Corp.	4,455	262,088
Willis Towers Watson plc	1,453	478,858
		15,276,648
Interactive Media & Services - 7.3%
Alphabet, Inc., Class A	84,475	17,234,589
Alphabet, Inc., Class C	74,567	15,330,975
Meta Platforms, Inc., Class A	31,517	21,720,885
Pinterest, Inc., Class A*	8,600	283,456
Snap, Inc., Class A*	15,626	176,418
		54,746,323
IT Services - 1.4%
Accenture plc, Class A	9,025	3,474,173
Akamai Technologies, Inc.*	2,202	219,980
Cloudflare, Inc., Class A*	4,347	601,625
Cognizant Technology Solutions Corp., Class A	7,250	598,923
Gartner, Inc.*	1,108	601,456
GoDaddy, Inc., Class A*	1,934	411,265
Investments	Shares	Value
International Business Machines Corp.	13,368	$3,418,197
MongoDB, Inc., Class A*	1,026	280,426
Okta, Inc., Class A*	2,321	218,685
Snowflake, Inc., Class A*	4,719	856,546
VeriSign, Inc.*	1,205	259,075
		10,940,351
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	4,121	624,414
Avantor, Inc.*	9,781	217,921
Danaher Corp.	9,302	2,071,927
Illumina, Inc.*	2,291	304,107
IQVIA Holdings, Inc.*	2,640	531,590
Mettler-Toledo International, Inc.*	309	421,612
Revvity, Inc.	1,786	225,268
Thermo Fisher Scientific, Inc.	5,519	3,298,983
Waters Corp.*	856	355,651
West Pharmaceutical Services, Inc.	1,053	359,652
		8,411,125
Machinery - 1.6%
Caterpillar, Inc.	6,980	2,592,651
CNH Industrial NV	13,094	168,651
Cummins, Inc.	1,964	699,675
Deere & Co.	3,634	1,731,819
Dover Corp.	1,984	404,101
Fortive Corp.	5,076	412,831
IDEX Corp.	1,091	244,722
Illinois Tool Works, Inc.	4,255	1,102,726
Ingersoll Rand, Inc.	5,842	547,980
Otis Worldwide Corp.	5,847	557,921
PACCAR, Inc.	7,437	824,615
Parker-Hannifin Corp.	1,856	1,312,285
Stanley Black & Decker, Inc.	2,207	194,370
Westinghouse Air Brake Technologies Corp.	2,469	513,354
Xylem, Inc./NY	3,484	432,155
		11,739,856
Media - 0.5%
Charter Communications, Inc., Class A*	1,424	491,978
Comcast Corp., Class A	55,185	1,857,527
Fox Corp., Class A	3,348	171,351
Fox Corp., Class B	1,934	93,992
Omnicom Group, Inc.	2,828	245,442
Trade Desk, Inc. (The), Class A*	6,438	764,062
		3,624,352

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	20,738	$743,457
Newmont Corp.	16,439	702,274
Nucor Corp.	3,454	443,597
Reliance, Inc.	803	232,469
Southern Copper Corp.	1,266	115,991
Steel Dynamics, Inc.	2,134	273,579
		2,511,367
Multi-Utilities - 0.6%
Ameren Corp.	3,847	362,387
CenterPoint Energy, Inc.	9,237	300,849
CMS Energy Corp.	4,310	284,460
Consolidated Edison, Inc.	4,988	467,575
Dominion Energy, Inc.	12,104	672,861
DTE Energy Co.	2,979	357,123
Public Service Enterprise Group, Inc.	7,195	601,070
Sempra	9,097	754,415
WEC Energy Group, Inc.	4,552	451,832
		4,252,572
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy, Inc.	3,237	723,955
Chevron Corp.	24,048	3,587,721
ConocoPhillips	18,891	1,866,998
Coterra Energy, Inc.	10,777	298,738
Devon Energy Corp.	9,475	323,098
Diamondback Energy, Inc.	2,743	450,839
EOG Resources, Inc.	8,115	1,020,786
EQT Corp.	8,155	416,884
Expand Energy Corp.	2,897	294,335
Exxon Mobil Corp.	63,477	6,781,247
Hess Corp.	4,020	558,901
Kinder Morgan, Inc.	28,408	780,652
Marathon Petroleum Corp.	4,639	675,949
Occidental Petroleum Corp.	9,709	452,925
ONEOK, Inc.	8,413	817,491
Phillips 66	5,959	702,387
Targa Resources Corp.	3,128	615,590
Texas Pacific Land Corp.	280	363,208
Valero Energy Corp.	4,617	614,061
Williams Cos, Inc. (The)	17,558	973,240
		22,319,005
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	9,273	623,795
Southwest Airlines Co.	8,584	263,615
United Airlines Holdings, Inc.*	4,724	499,988
		1,387,398

Investments	Shares	Value
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,352	$279,657
Kenvue, Inc.	25,033	532,953
		812,610
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	29,414	1,733,955
Eli Lilly & Co.	11,578	9,390,683
Johnson & Johnson	34,804	5,295,429
Merck & Co., Inc.	36,636	3,620,370
Pfizer, Inc.	81,928	2,172,731
Viatris, Inc.	17,324	195,415
Zoetis, Inc., Class A	6,522	1,114,610
		23,523,193
Professional Services - 0.7%
Automatic Data Processing, Inc.	5,895	1,786,244
Booz Allen Hamilton Holding Corp., Class A	1,852	238,908
Broadridge Financial Solutions, Inc.	1,696	404,021
Equifax, Inc.	1,780	489,108
Jacobs Solutions, Inc.	1,817	254,616
Leidos Holdings, Inc.	1,941	275,680
Paychex, Inc.	4,681	691,243
SS&C Technologies Holdings, Inc.	3,110	251,755
TransUnion	2,799	277,801
Verisk Analytics, Inc., Class A	2,063	592,989
		5,262,365
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,395	636,132
CoStar Group, Inc.*	5,883	450,638
		1,086,770
Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,043	452,545
Equity Residential	4,960	350,325
Essex Property Trust, Inc.	927	263,796
Invitation Homes, Inc.	8,273	257,704
Mid-America Apartment Communities, Inc.	1,681	256,487
Sun Communities, Inc.	1,793	226,815
		1,807,672
Retail REITs - 0.2%
Realty Income Corp.	12,591	687,972
Simon Property Group, Inc.	4,434	770,895
		1,458,867

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc.*	23,414	$2,714,853
Analog Devices, Inc.	7,174	1,520,099
Applied Materials, Inc.	11,905	2,147,067
Broadcom, Inc.	66,242	14,657,367
Entegris, Inc.	2,164	219,733
First Solar, Inc.*	1,471	246,422
Intel Corp.	62,349	1,211,441
KLA Corp.	1,934	1,427,756
Lam Research Corp.	18,578	1,505,747
Marvell Technology, Inc.	12,433	1,403,188
Microchip Technology, Inc.	7,670	416,481
Micron Technology, Inc.	16,017	1,461,391
Monolithic Power Systems, Inc.	672	428,313
NVIDIA Corp.	341,568	41,012,069
NXP Semiconductors NV	3,696	770,801
ON Semiconductor Corp.*	6,222	325,659
QUALCOMM, Inc.	16,134	2,790,053
Skyworks Solutions, Inc.	2,311	205,124
Teradyne, Inc.	2,353	272,454
Texas Instruments, Inc.	13,185	2,434,083
		77,170,101
Software - 10.6%
Adobe, Inc.*	6,364	2,783,932
ANSYS, Inc.*	1,255	439,878
AppLovin Corp., Class A*	2,998	1,108,031
Aspen Technology, Inc.*	390	102,785
Atlassian Corp., Class A*	2,283	700,379
Autodesk, Inc.*	3,088	961,418
Cadence Design Systems, Inc.*	3,957	1,177,682
Crowdstrike Holdings, Inc., Class A*	3,326	1,323,981
Datadog, Inc., Class A*	4,264	608,515
Dynatrace, Inc.*	3,985	230,134
Fair Isaac Corp.*	356	666,987
Fortinet, Inc.*	9,400	948,272
Gen Digital, Inc.	8,301	223,380
HubSpot, Inc.*	736	573,734
Intuit, Inc.	4,047	2,434,311
Microsoft Corp.	107,489	44,614,383
MicroStrategy, Inc., Class A*	2,524	845,010
Oracle Corp.	23,235	3,951,343
Palantir Technologies, Inc., Class A*	28,797	2,375,465
Palo Alto Networks, Inc.*	9,456	1,743,876
PTC, Inc.*	1,724	333,560
Roper Technologies, Inc.	1,538	885,350
Salesforce, Inc.	13,379	4,571,603
ServiceNow, Inc.*	2,976	3,030,699

Investments	Shares	Value
Synopsys, Inc.*	2,215	$1,163,938
Tyler Technologies, Inc.*	607	365,195
Workday, Inc., Class A*	3,061	802,166
Zoom Communications, Inc., Class A*	3,461	300,899
Zscaler, Inc.*	1,328	269,040
		79,535,946
Specialized REITs - 0.9%
American Tower Corp.	6,741	1,246,748
Crown Castle, Inc.	6,254	558,357
Digital Realty Trust, Inc.	4,797	786,036
Equinix, Inc.	1,395	1,274,557
Extra Space Storage, Inc.	3,048	469,392
Iron Mountain, Inc.	4,225	429,133
Millrose Properties, Inc., Class A*	1,756	19,421
Public Storage	2,288	682,922
SBA Communications Corp., Class A	1,559	307,996
VICI Properties, Inc., Class A	15,242	453,754
Weyerhaeuser Co.	10,513	321,908
		6,550,224
Specialty Retail - 2.0%
AutoZone, Inc.*	244	817,451
Best Buy Co., Inc.	2,830	242,984
Burlington Stores, Inc.*	919	260,932
CarMax, Inc.*	2,289	196,030
Carvana Co., Class A*	1,720	425,666
Home Depot, Inc. (The)	14,346	5,910,265
Lowe’s Cos, Inc.	8,202	2,132,848
O’Reilly Automotive, Inc.*	832	1,076,957
Ross Stores, Inc.	4,727	711,697
TJX Cos, Inc. (The)	16,288	2,032,580
Tractor Supply Co.	7,806	424,334
Ulta Beauty, Inc.*	692	285,208
Williams-Sonoma, Inc.	1,755	370,954
		14,887,906
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	218,318	51,523,047
Dell Technologies, Inc., Class C	4,501	466,304
Hewlett Packard Enterprise Co.	18,804	398,457
HP, Inc.	13,905	451,913
NetApp, Inc.	2,984	364,346
Pure Storage, Inc., Class A*	4,436	300,716
Seagate Technology Holdings plc	2,909	280,311
Super Micro Computer, Inc.*††	7,219	205,886
Western Digital Corp.*	4,978	324,217
		54,315,197

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	2,225	$394,626
Lululemon Athletica, Inc.*	1,552	642,838
NIKE, Inc., Class B	16,975	1,305,378
		2,342,842
Tobacco - 0.6%
Altria Group, Inc.	24,498	1,279,531
Philip Morris International, Inc.	22,420	2,919,084
		4,198,615
Trading Companies & Distributors - 0.4%
Fastenal Co.	8,251	604,303
Ferguson Enterprises, Inc.	2,897	524,705
United Rentals, Inc.	947	717,883
Watsco, Inc.	503	240,731
WW Grainger, Inc.	645	685,422
		2,773,044
Water Utilities - 0.0%†
American Water Works Co., Inc.	2,817	351,111
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	7,013	1,633,819
Total Common Stocks (Cost $603,195,827)		756,370,245
Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market Treasury Portfolio – Institutional Class, 4.30%†††† (Cost $174,994)	174,994	174,994
Investments	Principal	Value
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
JP Morgan Chase, New York 3.68% 2/3/2025
(Cost $169,791)	$169,791	$169,791
Total Investments - 100.0%
(Cost $603,540,612)		$756,715,030
Other Assets Less Liabilities - 0.0%†		63,998
Net Assets - 100.0%		$756,779,028

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 was $168,268, collateralized in the form of cash with a value of $174,994 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $174,994.
†††	The security was purchased with cash collateral held from securities on loan at January 31, 2025. The total value of securities purchased was $174,994.
††††	7-day net yield.

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2025 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of January 31, 2025:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	12	3/21/2025	USD	$364,035	$5,410

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$756,350,824	$19,421	$–	$756,370,245
Money Market Fund	174,994	–	–	174,994
Short-Term Investments
Time Deposit	169,791	–	–	169,791
Total Investments	$756,695,609	$19,421	$–	$756,715,030
Other Financial Instruments
Assets
Futures Contracts**	$5,410	$–	$–	$5,410
Total Other Financial Instruments	$5,410	$–	$–	$5,410

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Futures Contracts Purchased.